Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total revenues		$ 477,532	$ 463,330	$ 284,106
Cost of revenues
Total cost of revenues		(448,599)	(433,608)	(271,393)
Gross profit		28,933	29,722	12,713
Operating expenses
Sales and marketing expenses		(3,727)	(7,462)	(1,863)
General and administrative expenses		(9,125)	(25,271)	(3,682)
Research and development expenses		(2,543)	(5,600)	(1,741)
Credit loss provision for receivables		(981)		(100)
Gain on sale of recovery rights on assets held by FTX			7,270
Impairment loss on digital assets				(6,987)
Impairment loss on mining equipment		(25,400)	(8,076)
Changes in fair value of digital asset receivables or payables		1,172	(1,320)
Changes in fair value of digital assets		(8,693)	76,933	18,231
Loss on disposal of mining equipment		(3,395)
Total operating (expenses)/income		(52,692)	36,474	3,858
Operating (loss)/income		(23,759)	66,196	16,571
Investment income		462	416
Interest expense		(8,562)	(6,328)	(5,535)
Interest income		2,284	1,624	1,055
Other income/(expense), net		311	(277)	587
(Loss)/income before income taxes		(29,264)	61,631	12,678
Income tax expense		1,878	7,668	2,183
Net (loss)/income and total comprehensive (loss)/income attributable to ordinary shareholders		(31,142)	53,963	10,495
Less: Net income attributable to non-controlling interests		110
Total Comprehensive (loss)/income attributable to ordinary shareholders of the Company		$ (31,252)	$ 53,963	$ 10,495
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Ordinary shares - basic (in Shares)	[1]	164,334,429	160,988,011	150,000,000
Ordinary shares - diluted (in Shares)	[1]	169,684,142	165,500,289	150,000,000
Earnings per share:
Ordinary shares - basic (in Dollars per share)	[1]	$ (0.19)	$ 0.34	$ 0.07
Ordinary shares - diluted (in Dollars per share)	[1]	$ (0.18)	$ 0.33	$ 0.07
Related Party
Cost of revenues
Total cost of revenues		$ (224,040)	$ (177,162)	$ (166,541)
Third Parties
Cost of revenues
Total cost of revenues		(196,529)	(231,756)	(80,397)
Depreciation and Amortization
Cost of revenues
Total cost of revenues		$ (28,030)	$ (24,690)	$ (24,455)

[1]	The share and per share data has been retroactively restated to reflect the current capital structure of the Company.